SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Cryptocurrencies (Details)	12 Months Ended
Dec. 31, 2023 Product
Cryptocurrency-denoted wealth management products [Abstract]
Number of wealth management products	2